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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Kohlberg Kravis Roberts & Co. L.P.
                 ----------------------------------
   Address:      9 West 57th Street, Suite 4200
                 ----------------------------------
                 New York, NY  10019
                 ----------------------------------

Form 13F File Number: 28-12880
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sorkin
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (212) 750-8300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ David Sorkin               New York, NY       May 15, 2009
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 29
                                        --------------------

Form 13F Information Table Value Total: $363,414
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    Number    Form 13F File Number         Name

      1       28-                          KKR Investment Management LLC
    ------       -----------------         ---------------------------------

Explanatory Notes:

Unless otherwise indicated, the positions reported herein are held by entities affiliated with Kohlberg Kravis Roberts & Co. L.P. ("KKR") that make minority investments in public securities and are not held by KKR's traditional private equity funds.

Effective as of the date of this filing, KKR Investment Management LLC has replaced KKR PEI Opportunities GP, Ltd. and KKR MIF Carry Limited as the entity sharing investment discretion with KKR over certain positions in Section 13(f) securities. Accordingly, KKR Investment Management LLC has replaced KKR PEI Opportunities GP, Ltd. and KKR MIF Carry Limited in the List of Other Included Managers.

                           FORM 13F INFORMATION TABLE
                       KOHLBERG KRAVIS ROBERTS & CO. L.P.
                        FOR QUARTER ENDED MARCH 31, 2009

                                                                                                               Voting Authority
                                                        Value (x Shrs or prn  SH/   Put/  Investment  Other   --------------------
Name of Issuer              Title of Class    CUSIP       $1000      amt      PRN   Call  Discretion Managers Sole   Shared   None
--------------              --------------    -----     -------- -----------  ---   ----  ---------- -------- ----   ------   ----
                                                                                           SHARED-
ALLIED WASTE INDS INC       SDCV 4.250% 4/1  019589AD2      951   1,000,000   PRN           OTHER       1          1,000,000
                                                                                           SHARED-
AMERICAN INTL GROUP INC     UNIT 99/99/9999  026874115      270      50,000   SH            OTHER       1             50,000
                                                                                           SHARED-
AMERICAN MED SYS HLDGS INC  NOTE 3.250% 7/0  02744MAA6      830   1,000,000   PRN           OTHER       1          1,000,000
                                                                                           SHARED-
AMERISOURCEBERGEN CORP            COM        03073E105      327      10,000   SH            OTHER       1             10,000
                                                                                           SHARED-
CACI INTL INC               NOTE 2.125% 5/0  127190AD8      780   1,000,000   PRN           OTHER       1          1,000,000
                                                                                           SHARED-
CEPHALON INC                NOTE 2.000% 6/0  156708AP4    2,921   2,000,000   PRN           OTHER       1          2,000,000
                                                                                           SHARED-
CISCO SYS INC                     COM        17275R102    1,048      62,500   SH            OTHER       1             62,500
                                                                                           SHARED-
INVACARE CORP               DBCV 4.125% 2/0  461203AD3    1,214   1,500,000   PRN           OTHER       1          1,500,000
                                                                                           SHARED-
ISHARES SILVER TRUST            ISHARES      46428Q109    1,471     115,000   SH            OTHER       1            115,000
                                                                                           SHARED-
ISHARES TR                    RUSSELL 2000   464287655      992      23,600   SH            OTHER       1             23,600
                                                                                           SHARED-
JAZZ PHARMACEUTICALS INC*         COM        472147107    8,849   9,942,946   SH            OTHER                  9,942,946
                                                                                           SHARED-
LENNAR CORP                       CL B       526057302      452      79,500   SH            OTHER       1             79,500
                                                                                           SHARED-
MEDCATH CORP*                     COM        58404W109   14,311   1,968,522   SH            OTHER                  1,968,522
                                                                                           SHARED-
MEDTRONIC INC               NOTE 1.500% 4/1  585055AL0      482     500,000   PRN           OTHER       1            500,000
                                                                                           SHARED-
MICROCHIP TECHNOLOGY INC    SDCV 2.125%12/1  595017AB0    4,343   6,000,000   PRN           OTHER       1          6,000,000
                                                                                           SHARED-
MILLIPORE CORP              NOTE 3.750% 6/0  601073AD1      706     750,000   PRN           OTHER       1            750,000

                                                                                           SHARED-
NEWCASTLE INVT CORP               COM        65105M108       38      59,100   SH            OTHER                     59,100
                                                                                           SHARED-
PRIMEDIA INC*                   COM NEW      74157K846   64,251  26,012,715   SH            OTHER                 26,012,715
                                                                                           SHARED-
PROSHARES TR                PSHS REAL ESTAT  74347R552      238       4,500   SH            OTHER       1              4,500
                                                                                           SHARED-
PROSHARES TR                PSHS ULTSH 20YRS 74347R297    2,487      57,000   SH            OTHER       1             57,000
                                                                                           SHARED-
ROCKWOOD HLDGS INC*               COM        774415103  175,750  22,134,709   SH            OTHER                 22,134,709
                                                                                           SHARED-
SEALY CORP*                       COM        812139301   69,473  46,625,921   SH            OTHER                 46,625,921
                                                                                           SHARED-
SPARTAN STORES INC          NOTE 3.375% 5/1  846822AE4    1,122   2,000,000   PRN           OTHER       1          2,000,000
                                                                                           SHARED-
SYBASE INC                  NOTE 1.750% 2/2  871130AB6    4,600   4,000,000   PRN           OTHER       1          4,000,000
                                                                                           SHARED-
THORATEC CORP               NOTE 1.379% 5/1  885175AB5      764   1,000,000   PRN           OTHER       1          1,000,000
                                                                                           SHARED-
TRANSOCEAN INC              NOTE 1.625%12/1  893830AU3    1,335   1,500,000   PRN           OTHER       1          1,500,000
                                                                                           SHARED-
UNITED STATES OIL FUND LP        UNITS       91232N108      581      20,000   SH            OTHER       1             20,000
                                                                                           SHARED-
XILINX INC                  DBCV 3.125% 3/1  983919AD3    1,126   1,500,000   PRN           OTHER       1          1,500,000
                                                                                           SHARED-
ZHONE TECHNOLOGIES INC NEW*       COM        98950P108    1,702   8,959,375   SH            OTHER                  8,959,375

* Position held by one or more entities engaged in the private equity business.